CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIENCY) / EQUITY - CAD ($)	Issued capital	Warrants	Finder’s options	Equity-settled employee benefits	Exchange	Subtotal	Deficit	Total
Equity at beginning of period at Dec. 31, 2018	$ 9,582,406	$ 5,104,738	$ 277,893	$ 1,289,103	$ 3,330	$ 6,675,064	$ (15,147,381)	$ 1,110,089
Number of shares outstanding at beginning of period at Dec. 31, 2018	27,108,446
Share issues
Shares issued for private placements	$ 204,766	77,234	0	0	0	77,234	0	282,000
Number of Shares issued for private placement	1,410,000
Share issue costs	$ (54,033)	0	0	0	0	0	0	(54,033)
Share-based payment	0	0	0	9,369	0	9,369	0	9,369
Comprehensive loss	$ 0	0	0	0	20,714	20,714	(2,097,599)	(2,076,885)
Number of shares outstanding at end of period at Dec. 31, 2019	28,518,446
Equity at end of period at Dec. 31, 2019	$ 9,733,139	5,181,972	277,893	1,298,472	24,044	6,782,381	(17,244,980)	(729,460)
Share issues
Shares issued for private placements	$ 283,277	223,080	0	0	0	223,080	0	506,357
Number of Shares issued for private placement	4,219,641
Share issue costs	$ (21,537)	0	0	0	0	0	0	(21,537)
Comprehensive loss	$ 0	0	0	0	(16,786)	(16,786)	(138,911)	(155,697)
Number of shares outstanding at end of period at Dec. 31, 2020	32,738,087
Equity at end of period at Dec. 31, 2020	$ 9,994,879	5,405,052	277,893	1,298,472	7,258	6,988,675	(17,383,891)	(400,337)
Share issues
Share issue costs	(392)	0	0	0	0	0	0	(392)
Comprehensive loss	$ 0	0	0	0	(8,111)	(8,111)	(5,997)	(14,108)
Number of shares outstanding at end of period at Dec. 31, 2021	32,738,087
Equity at end of period at Dec. 31, 2021	$ 9,994,487	$ 5,405,052	$ 277,893	$ 1,298,472	$ (853)	$ 6,980,564	$ (17,389,888)	$ (414,837)